Our capital and liquidity - Summary of capital and liquidity risk management (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	$ 54,586	$ 50,634	[1]		$ 47,570
Equity attributable to non-controlling interests (see Group balance sheet)	1,755	2,107	[1]
Net debt	4,231	4,188		$ (1,576)
Capital and liquidity risk management
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	54,586	50,175
Equity attributable to non-controlling interests (see Group balance sheet)	1,755	2,099
Net debt	4,231	4,188
Total capital	$ 60,572	$ 56,462

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.